Consolidated Statements of Income - USD ($)	8 Months Ended		12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 26, 2020	Apr. 30, 2019	Apr. 30, 2018
Revenues:
Total revenues	$ 134,526,000	$ 0	$ 2,029,727,000	$ 0	$ 0
Lease Income	23,636,000	0	64,267,000	0	0
Operating expenses:
Selling, general, and administrative expenses	96,298,000	0	817,108,000	0	0
Cost of Goods Sold, Leases	8,661,000	0	21,905,000	0	0
Cost of Goods and Services Sold	81,249,000	0	1,160,108,000	0	0
Total operating expenses	177,547,000	0	1,977,216,000	0	0
Income from operations	(43,021,000)	0	52,511,000	0	0
Other income (expense):
Foreign currency transaction loss	0	0	(5,294,000)	0	0
Interest expense	(6,998,000)	0	(96,774,000)	0	0
Income before income taxes	(50,019,000)	0	(49,557,000)	0	0
Income tax expense	(8,577,000)	0	(60,501,000)	0	0
Net Income (Loss) Attributable to Noncontrolling Interest	(36,039,000)	0	2,090,000	0	10,000
Net Income (Loss) Attributable to Parent	$ (68,427,000)	$ (43,053,000)	$ 25,064,000	$ (2,156,000)	$ 125,000
Earnings Per Share, Basic	$ (4.11)	$ (3.17)	$ 0.70	$ (0.16)	$ 0.01
Earnings Per Share, Diluted	$ (4.11)	$ (3.17)	$ 0.70	$ (0.16)	$ 0.01
Net income per share attributable to Class A and Class B common stockholders:
Weighted Average Number of Shares Outstanding, Basic	16,669,065	13,602,774	34,531,362	13,800,884	12,928,762
Weighted Average Number of Shares Outstanding, Diluted	16,669,065	13,602,774	34,971,935	13,800,884	13,977,748
Income (Loss) from Continuing Operations, Per Diluted Share	$ (1.35)	$ 0	$ 0.57	$ 0	$ 0
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Diluted Share	(2.76)	(3.17)	0.13	(0.16)	0.01
Income (Loss) from Continuing Operations, Per Basic Share	(1.35)	0	0.57	0	0
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Basic Share	$ (2.76)	$ (3.17)	$ 0.13	$ (0.16)	$ 0.01
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent	$ (22,614,000)	$ 0	$ 20,645,000	$ 0	$ 0
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	(45,813,000)	(43,053,000)	4,419,000	(2,156,000)	125,000
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(41,442,000)	0	10,944,000	0	0
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(63,024,000)	(43,053,000)	16,210,000	(2,156,000)	135,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (104,466,000)	(43,053,000)	$ 27,154,000	$ (2,156,000)	135,000
Class A Common stock
Other income (expense):
Net Income (Loss) Attributable to Parent					$ 133,000
Earnings Per Share, Basic	$ (4.11)		$ 0.70	$ (0.16)	$ 0.01
Earnings Per Share, Diluted					$ 0.01
Net income per share attributable to Class A and Class B common stockholders:
Weighted Average Number of Shares Outstanding, Basic	16,669,065		34,531,362	13,800,884	12,728,762
Weighted Average Number of Shares Outstanding, Diluted					13,977,748
Income (Loss) from Continuing Operations, Per Diluted Share					$ 0
Income (Loss) from Continuing Operations, Per Basic Share					$ 0
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent			$ 20,645,000		$ 0
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent					123,000
Product [Member]
Revenues:
Total revenues	$ 96,139,000	0	1,899,662,000	$ 0	0
Operating expenses:
Cost of Goods and Services Sold	71,820,000	0	1,136,054,000	0	0
Service [Member]
Revenues:
Total revenues	14,751,000	0	65,798,000	0	0
Operating expenses:
Cost of Goods and Services Sold	$ 768,000	$ 0	$ 2,149,000	$ 0	$ 0